CONSOLIDATED BALANCE SHEETS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 549,193,907	3,421,532,962	3,503,428,418
Restricted cash	123,309,189	768,228,577	211,636,294
Short-term investment	226,106,216	1,408,664,335	1,288,471,562
Accounts receivable, net	157,911,495	983,804,403	789,036,329
Due from related parties	855,230	5,328,170	4,994,560
Prepayments and other current assets	159,519,195	993,820,540	561,193,151
Deferred tax assets, current	9,926,089	61,840,526	39,782,201
Total current assets	1,226,821,321	7,643,219,513	6,398,542,515
Long-term deposits and prepayments	33,806,569	210,618,310	155,360,492
Land use rights	17,762,040	110,659,284	113,460,899
Property, equipment and software	180,404,358	1,123,937,191	683,903,870
Investments	230,694,202	1,437,247,949	1,305,145,043
Goodwill	132,034,051	822,585,341	798,601,767
Intangible assets	51,601,647	321,483,420	306,420,192
Total assets	1,873,124,188	11,669,751,008	9,761,434,778
Current liabilities:
Short-term borrowings	72,788,339	453,478,628
Accounts payable	164,310,709	1,023,672,151	763,256,074
Due to related parties	1,668,629	10,395,726	9,195,558
Salary and welfare payable	36,912,718	229,969,924	145,524,036
Taxes payable	34,743,585	216,456,010	220,604,123
Advances from customers	227,101,615	1,414,865,769	1,090,852,066
Accrued liability for customer reward program	34,918,886	217,548,153	161,838,531
Other payables and accruals	55,176,944	343,757,881	176,789,865
Total current liabilities	627,621,425	3,910,144,242	2,568,060,253
Deferred tax liabilities, non-current	8,556,709	53,309,153	48,308,692
Long-term Debt	180,000,000	1,121,418,000
Total liabilities	816,178,134	5,084,871,395	2,616,368,945
Commitments and contingencies (Note 19)
Shareholders' equity
Share capital (US$0.01 par value; 100,000,000 shares authorized, 35,849,473 and 32,354,634 share issued and outstanding as of December 31, 2011 and 2012, respectively.)	478,186	2,979,144	2,939,527
Additional paid-in capital	612,872,382	3,818,256,227	3,465,924,424
Statutory reserves	16,568,356	103,222,512	98,049,668
Accumulated other comprehensive loss	(9,434,628)	(58,778,675)	(172,466,277)
Retained earnings	724,842,580	4,515,841,767	3,806,608,747
Less: Treasury stock (242,832 and 4,365,306 shares at December 31, 2011 and 2012, respectively)	(303,669,106)	(1,891,888,900)	(158,761,225)
Total Ctrip's shareholders' equity	1,041,657,770	6,489,632,075	7,042,294,864
Noncontrolling interests	15,288,284	95,247,538	102,770,969
Total shareholders' equity	1,056,946,054	6,584,879,613	7,145,065,833
Total liabilities and shareholders' equity	$ 1,873,124,188	11,669,751,008	9,761,434,778